Roundhill WeeklyPay Universe ETF
Schedule of Investments
September 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%		Shares	Value
Roundhill AAPL WeeklyPay ETF (a)		219,669	$9,019,939
Roundhill AMD WeeklyPay ETF (a)		196,780	8,873,637
Roundhill AMZN WeeklyPay ETF (a)		179,877	8,159,221
Roundhill AVGO WeeklyPay ETF (a)		153,174	8,171,833
Roundhill BRKB WeeklyPay ETF (a)		186,849	8,911,128
Roundhill COIN WeeklyPay ETF (a)		204,005	8,172,440
Roundhill GOOGL WeeklyPay ETF (a)		136,025	8,088,046
Roundhill HOOD WeeklyPay ETF (a)		121,234	9,817,529
Roundhill META WeeklyPay ETF (a)		175,573	8,123,763
Roundhill MSFT WeeklyPay ETF (a)		185,409	8,691,028
Roundhill MSTR WeeklyPay ETF (a)		249,560	7,731,369
Roundhill NFLX WeeklyPay ETF (a)		201,789	8,388,369
Roundhill NVDA WeeklyPay ETF (a)		186,157	9,207,325
Roundhill PLTR WeeklyPay ETF (a)		173,135	8,423,018
Roundhill TSLA WeeklyPay ETF (a)		219,312	8,925,998
TOTAL EXCHANGE TRADED FUNDS (Cost $128,452,265)			128,704,643

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%		Shares	Value
First American Government Obligations Fund - Class X, 4.05% (b)		2,188,923	2,188,923
TOTAL MONEY MARKET FUNDS (Cost $2,188,923)			2,188,923

TOTAL INVESTMENTS - 101.6% (Cost $130,641,188)			130,893,566
Liabilities in Excess of Other Assets - (1.6)%			(2,030,869)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$128,862,697

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Affiliated Securities Table

Security Name	Value at December 31, 2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Dividend income	Value at September 30, 2025	Ending Shares
Roundhill AAPL WeeklyPay ETF	$0	$9,323,802	$(631,271)	$54,330	$273,078	$104,357	$9,019,939	219,669
Roundhill AMD WeeklyPay ETF	$0	$9,405,811	$(480,480)	$19,564	$(71,258)	$190,035	$8,873,637	196,780
Roundhill AMZN WeeklyPay ETF	$0	$9,071,640	$(443,494)	$1,480	$(470,405)	$130,982	$8,159,221	179,877
Roundhill AVGO WeeklyPay ETF	$0	$9,740,955	$(1,003,779)	$(22,118)	$(543,225)	$181,191	$8,171,833	153,174
Roundhill BRKB WeeklyPay ETF	$0	$9,301,930	$(477,656)	$5,919	$80,935	$68,384	$8,911,128	186,849
Roundhill COIN WeeklyPay ETF	$0	$8,594,266	$(427,602)	$14,560	$(8,784)	$344,295	$8,172,440	204,005
Roundhill GOOGL WeeklyPay ETF	$0	$9,685,668	$(1,379,866)	$21,063	$(238,819)	$153,360	$8,088,046	136,025
Roundhill HOOD WeeklyPay ETF	$0	$9,263,241	$(742,254)	$83,451	$1,213,091	$351,222	$9,817,529	121,234
Roundhill META WeeklyPay ETF	$0	$8,997,639	$(453,806)	$2,424	$(422,494)	$150,809	$8,123,763	175,573
Roundhill MSFT WeeklyPay ETF	$0	$9,141,448	$(464,095)	$2,137	$11,538	$140,615	$8,691,028	185,409
Roundhill MSTR WeeklyPay ETF	$0	$8,686,827	$(420,914)	$6,997	$(541,541)	$317,470	$7,731,369	249,560
Roundhill NFLX WeeklyPay ETF	$0	$9,199,112	$(459,940)	$1,590	$(352,393)	$181,610	$8,388,369	201,789
Roundhill NVDA WeeklyPay ETF	$0	$9,299,781	$(475,344)	$22,960	$359,928	$158,491	$9,207,325	186,157
Roundhill PLTR WeeklyPay ETF	$0	$8,973,032	$(925,946)	$55,994	$319,938	$253,079	$8,423,018	173,135
Roundhill TSLA Weeklypay ETF	$0	$9,544,161	$(1,382,875)	$121,922	$642,790	$256,354	$8,925,998	219,312

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Roundhill WeeklyPay Universe ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$128,704,643	$–	$–	$128,704,643
Money Market Funds	2,188,923	–	–	2,188,923
Total Investments	$130,893,566	$–	$–	$130,893,566

Refer to the Schedule of Investments for further disaggregation of investment categories.